Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Balances and Transactions

13. RELATED PARTY BALANCES AND TRANSACTIONS

The following is a list of a director and related parties to which the Group has transactions with:

(a)	Ian Huen, a Non-executive Director of the Group since June 1, 2022. Before June 1, 2022, he was the Chief Executive Officer and Executive Director of the Group;

(b)	Darren Lui, the Chief Executive Officer and Executive Director since June 1, 2022. Before June 1, 2022, he was the President and Executive Director of the Group;

(c)	Clark Cheng, an Executive Director of the Group;

(d)	Sabrina Khan, the Chief Financial Officer of the Group. On July 11, 2022, she resigned from her position as Chief Financial Officer.

(e)	Aeneas Group Limited, an entity controlled by Ian Huen;

(f)	Aenco Limited, an entity controlled by Ian Huen;

(g)	Aeneas Technology (Hong Kong) Limited, an entity controlled by Ian Huen;

(h)	Aeneas Management Limited, an entity controlled by Ian Huen;

(i)	Talem Medical Group Limited, an entity which Clark Cheng is a director;

(j)	Jurchen Investment Corporation, the holding company and an entity controlled by Ian Huen;

(k)	CGY Investment Limited, an entity jointly controlled by Darren Lui;

(l)	ACC Medical Limited, an entity controlled by Clark Cheng;

(m)	Libra Sciences Limited, an entity which was originally a wholly owned subsidiary of ATL. Since December 30, 2021, Libra has been turned into a related party to the Group due to the voting power owned by ATL is decreased to below 50% but more than 20%. (Note 14)

(n)	Libra Therapeutics Limited, a wholly owned subsidiary of Libra Sciences Limited; and

(o)	Aenco Technologies Ltd, an entity being 34.56% effectively owned by Ian Huen.

Amounts due from related parties

Amounts due from related parties consisted of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Current
Libra Sciences Limited (Note b)	$378,036	$4,193
Libra Therapeutics Limited	17,459	-
Jurchen Investment Corporation	-	2,000
CGY Investment Limited	-	2,000
Talem Medical Group Limited (Note b)	610,138	3,397,650
Total	$1,005,633	$3,405,843

Amounts due to related parties

Amounts due to related parties consisted of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Current
Aenco Technologies Ltd	$3,013,234	$-
Aeneas Group Limited	8,110	-
Ian Huen	-	1,397
Darren Lui	-	3,449
Clark Cheng	4,583	5,699
Sabrina Khan	-	844
Total	$3,025,927	$11,389

Non-current
Aeneas Group Limited (Note a)	$500,000	$-
Jurchen Investment Corporation (Note a)	-	-
	$500,000	$-

Related party transactions

Related party transactions consisted of the following for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Loan from related parties (Note a)
- Aeneas Group Limited	$500,000	$1,000,000	$500,000
- Jurchen Investment Corporation	$-	$2,500,000	$500,000

Interest expenses (Note a and c)
- Aeneas Group Limited	$8,110	$64,753	$155,633
- Jurchen Investment Corporation	$-	$65,644	$81,530
- Aenco Technologies Ltd	$13,234	$-	$-

Loan repayment and interest paid to related parties (Note a)
- Aeneas Group Limited	$-	$2,673,389	$2,356,080
- Jurchen Investment Corporation	$-	$3,085,097	$3,082,131

Loan to related parties (Note b)
- Talem Medical Group Limited	$-	$3,358,089	$-
- Libra Sciences Limited	$330,341	$-	$-

Interest income (Note b)
- Talem Medical Group Limited	$164,600	$39,561	$-
- Libra Sciences Limited	$14,232	$-	$-

Loan repayment and interest received from a related party (Note b)
- Talem Medical Group Limited	$2,962,153	$-	$-

Issuance of convertible notes to a related party (Note c)
- Aenco Technologies Ltd	$3,000,000	$-	$-

Consultant, secondment, management and administrative services fees (Note d)
- CGY Investments Limited	$268,102	$173,333	$169,462
- ACC Medical Limited	$209,626	$157,511	$13,018
- Aenco Limited	$-	$-	$746,153
- Aeneas Technology (Hong Kong) Limited	$-	$-	$617,794
- Aeneas Management Limited	$-	$-	$231,795

Rental expense (Note e)
- Jurchen Investment Corporation	$-	$-	$96,300

Administrative management services (Note g)
- Libra Sciences Limited	$38,462	$-	$-

Healthcare services income
- Aeneas Management Limited	$1,282	$7,564	$321

Note a: On August 13, 2019, Aptorum Therapeutics Limited (“ATL”), a wholly owned subsidiary of the Company, entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing ATL to access up to a total $15 million in line of credit debt financing. Both line of credits have originally matured on August 12, 2022. ATL and Aeneas Group Limited has mutually agreed to extend the line of credit arrangement further 3 years to August 12, 2025. The interest on the outstanding principal indebtedness is at the rate of 8% per annum. ATL may early repay, in whole or in part, the principal indebtedness and all interest accrued at any time prior to the maturity date without the prior written consent of the lender and without payment of any premium or penalty. As of the date of the issuance of this consolidated financial statements, the undrawn line of credit facility is $9.5 million.

Note b: On November 17, 2021, Aptorum Therapeutics Limited (the “Lender”) entered into a loan agreement with Talem Medical Group Limited (the “Borrower”). According to the loan agreement, the Lender granted a loan of up to AUD4,700,000 for the Borrower for general working capital purposes of the Borrower and its subsidiaries. The loan is interest-bearing at a rate of 10% per annum and secured by the entire issued shares of Talem Medical Group (Australia) Pty Limited held by the Borrower. The loan is initially matured 6 months from the date of the first drawdown. The maturity date is extended for 6 months to the first extended maturity date, and may further extendable for another 6 months to the second extended maturity date, if certain conditions stated in loan agreement are satisfied. As of the date of the issuance of this consolidated financial statements, there is no outstanding balance from the Borrower.

On January 13, 2022, the Company entered a line of credit facility with Libra Sciences Limited to provide up to a total $1 million line of credit for its daily operation. The line of credit is originally matured on January 12, 2023, and is extended for additional 3 years. The interest on the outstanding principal indebtedness is at the rate of 10% per annum. As of the date of the issuance of this consolidated financial statements, $0.4 million is outstanding from Libra Sciences Limited.

Note c: On December 9, 2022, the Company entered into a Securities Purchase Agreement (the “Agreement”) with Aenco Technologies Ltd (“Note holder”), a Cayman Islands company that is indirectly 34.56% effectively owned by our non-executive director and major shareholder, Ian Huen. Pursuant to the Agreement, the Note holder is purchasing a convertible note in the original principal amount of $3,000,000 (the “Note”). The Note is unsecured, convertible into the Company’s restricted Class A Ordinary Shares, par value $10.00 per share (the “Ordinary Shares”) at the Note holder or the Company option. The Notes will have a maturity date of 12 months subject to the Note holder’s extension, a bullet interest rate of 7% per annum, and a conversion price of $12.0 per Class A Ordinary Share.

Note d: Aenco Limited provided certain information technology services to the Group. For the year ended December 31, 2019, Aenco Limited was entitled to receive a fixed amount of services fees of HKD 540,000 (approximately $69,231) per calendar month with the expiry date on December 31, 2019. The agreement was originally renewed under the same terms with the expiry date on December 31, 2020. The agreement was replaced by another agreement on April 1, 2020. Pursuant to the replaced agreement, Aenco Limited is entitled to receive a fixed amount of services fee of HKD 700,000 (approximately $89,744) per calendar month. On September 30, 2020, the replaced agreement was terminated as mutually agreed.

Aeneas Technology (Hong Kong) Limited provided research to the Group to assist the Group in computerized drug screening process of Smart-ACT® platform. Aeneas Technology (Hong Kong) Limited is entitled to receive a fixed amount of research fees of HKD 963,760 (approximately $123,559) per calendar month with the expiry date on October 30, 2021. On September 30, 2020, the agreement was terminated as mutually agreed.

Aeneas Management Limited provided certain documentation and administrative services to the Group. For the year ended December 31, 2019, Aeneas Management Limited was entitled to receive a fixed amount of services fees of HKD 452,000 (approximately $57,949) per calendar month with the expiry date on December 31, 2019. The agreement was originally renewed under the same terms with the expiry date on December 31, 2020. On April 30, 2020, the agreement was terminated as mutually agreed.

CGY Investment Limited provided certain consultancy, advisory and management services to the Group on potential investment projects related to healthcare or R&D platforms. CGY Investment Limited is initially entitled to receive HK $104,000 (approximately $13,333) per calendar month plus reimbursement; such the monthly service fee is adjusted to HK$171,200 (approximately US$21,949) with effect from March 1, 2022. The agreement will be remained in effect until 1 month’s notice in writing is given by either party.

ACC Medical Limited provided certain consultancy, advisory, and management services to the Group on clinic operations and other related projects for clinics’ business development. ACC Medical Limited is initially entitled to receive HK $101,542 (approximately $13,018) per calendar month plus reimbursement; such monthly service fee is adjusted to HK$143,200 (approximately US$18,359 per month) effective from March 1, 2022. The agreement will be remained in effect until 1 month’s notice in writing is given by either party.

Note e: Jurchen Investment Corporation entered into a sub-tenancy agreement with a subsidiary of the Group for the rental arrangement of an office in Hong Kong. For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HK $130,000 (approximately USD 16,667) per calendar month. In May 2020, Jurchen Investment Corporation and the Group mutually agreed to early terminate the rental agreement and returned the office on May 31, 2020.

Note f: On January 2, 2020, Aptorum Medical Limited issued 115 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 94% to 93%. On January 2, 2021, Aptorum Medical Limited further issued 117 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 93% to 92%. On February 25, 2022, Aptorum Medical Limited further issued 119 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 92% to 91%. On February 1, 2023, Aptorum Medical Limited further issued 122 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 91% to 90%.

Note g: On January 1, 2022, the Group entered into an administrative management services agreement with Libra Sciences Limited. According to the agreement, the Group will provide documentation and administrative services, include but are not limited to human resources and payroll administration, general secretarial and administrative support, and accounting and financial reporting services. The Group is entitled to receive a fixed amount of services fees of HKD 25,000 (approximately $3,205) per calendar month with the expiry date on December 31, 2023.

Note h: On May 27, 2021, Aptorum Therapeutics Limited, which is a wholly owned subsidiary of Aptorum Group Limited, entered a Share Sale Agreement to sell all of the shares of SMPTH Limited to Aeneas Group Limited at the consideration $1. The sale of SMPTH Limited was a common control transaction and resulted in $303,419 increase in additional paid-in capital in the consolidated statement of changes in equity.